Income Taxes - Additional Information (Details) - USD ($) $ in Millions		3 Months Ended
	Dec. 29, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Income Tax [Line Items]
Effective tax rates		110.44%	0.00%
U. S. Federal Statutory rate		21.00%
Unrecognized Tax Receivable Agreement liability		$ 51.6		$ 51.6
Federal and state net operating loss carryovers				$ 0.5
RSILP
Income Tax [Line Items]
Percentage of common units acquired		23.10%		23.10%
RSILP | Special Limited Partner
Income Tax [Line Items]
Percentage of net income tax savings, entitled to pay	85.00%